Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,916,754.08
Total Fee Amount	13,798.50
Total Offset Amount	0.00
Net Fee	$ 13,798.50
Offering Table N/A
Offset Table N/A	N/A